RISK MANAGEMENT - Exposure to credit risk and ECLs for trade receivables and contract assets from individual customers (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 245,105,338	$ 222,154,907
Trade Receivables And Contract Assets From Individual Customers
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,387,842
Trade Receivables And Contract Assets From Individual Customers | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 231,660
Trade Receivables And Contract Assets From Individual Customers | Up to 1 month
Disclosure Of Financial Risk Management Explanatory [Line Items]
Expected credit loss rate	1.15%
Financial assets	$ 2,846,086
Trade Receivables And Contract Assets From Individual Customers | Up to 1 month | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 32,622
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days
Disclosure Of Financial Risk Management Explanatory [Line Items]
Expected credit loss rate	6.70%
Financial assets	$ 111,636
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 7,485
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days
Disclosure Of Financial Risk Management Explanatory [Line Items]
Expected credit loss rate	9.39%
Financial assets	$ 31,625
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 2,970
Trade Receivables And Contract Assets From Individual Customers | Later than three months
Disclosure Of Financial Risk Management Explanatory [Line Items]
Expected credit loss rate	47.32%
Financial assets	$ 398,495
Trade Receivables And Contract Assets From Individual Customers | Later than three months | Credit-impaired
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	398,495
Trade Receivables And Contract Assets From Individual Customers | Later than three months | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 188,583